Share Based Payment	12 Months Ended
Mar. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share Based Payment
34)	SHARE BASED PAYMENT

Description of the share based payment arrangements

Share Option Programs (Equity-Settled)

a)	MakeMyTrip.com Equity Option Plan (MMT ESOP Plan)

In 2000, the Group approved a share option programme in Mauritius, named the MakeMyTrip.com Equity Option Plan (“MMT ESOP Plan”). In June 2009, this plan was expanded in order to issue share options to employees of subsidiaries and directors of the Group. The Group replaced certain share options to acquire shares in its Indian subsidiary held by employees at its subsidiaries with options granted under the MMT ESOP Plan. Total options granted under this plan were 2,703,810 during the year ended March 31, 2010. No options were granted during the year ended March 31, 2019, 2020 and 2021, respectively.

The number and weighted average exercise price of share options under MMT ESOP plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Options	Weighted Average Exercise Price per share (USD)	Number of Options	Weighted Average Exercise Price per share (USD)	Number of Options
	For the Year Ended March 31
Particulars	2019	2019	2020	2020	2021	2021
Outstanding at beginning of the year	1.28	261,410	1.98	17,839	1.98	17,839
Exercised during the year	1.23	(243,571)	—	—	—	—
Outstanding at the end of the year	1.98	17,839	1.98	17,839	1.98	17,839
Exercisable at the end of the year	1.98	17,839	1.98	17,839	1.98	17,839

The options outstanding at March 31, 2021 have an exercise price per share of USD 1.98 (March 31, 2020: USD 1.98 and March 31, 2019:USD 1.98) and a weighted average contractual life of 3 months (March 31, 2020: 1 year and 3 months and March 31, 2019: 2 years and 3 months).

b)	Share Incentive Plan
i)	Restricted Share Units (RSUs)

In 2010, the Group approved a share incentive plan in Mauritius, named the MakeMyTrip 2010 Share Incentive Plan (“Share Incentive Plan”). During the year ended March 31, 2019, 2020 and 2021, the Group granted restricted share units, or RSUs, under the plan to eligible employees and non-employees. Each RSUs represents the right to receive one common share. The fair value of each RSUs is the market price of one common share of the Group on the date of grant.

Terms and Conditions of the Share Incentive Plan

The terms and conditions relating to the RSUs grants under this Share Incentive Plan are given below:

Grant details	Number of instruments	Vesting conditions	Contractual life of RSUs
RSUs granted during the year ended March 31, 2019	1,325,531	Refer notes	4 – 8 years
RSUs granted during the year ended March 31, 2020	1,334,759	Refer notes	4 – 8 years
RSUs granted during the year ended March 31, 2021	1,478,191	Refer notes	4 – 8 years

Notes:

Of the RSUs granted during the year ended March 31, 2021:

- 205,872 (March 31, 2020: 846,044 and March 31, 2019: 1,199,663) RSUs have graded vesting over 4 years: 10% on the expiry of 12 months from the grant date, 20% on the expiry of 24 months from the grant date, 30% on the expiry of 36 months from the grant date, 40% on the expiry of 48 months from the grant date.

- 484,152 (March 31, 2020: 305,131 and March 31, 2019: Nil) RSUs have graded vesting over 4 years: 25% on the expiry of 12 months from the grant date, 25% on the expiry of 24 months from the grant date, 25% on the expiry of 36 months from the grant date, 25% on the expiry of 48 months from the grant date.

- 251,750 (March 31, 2020: Nil and March 31, 2019: Nil) RSUs have graded vesting over 2 years: 25% on the expiry of 6 months from the grant date, 25% on the expiry of 12 months from the grant date, 25% on the expiry of 18 months from the grant date, 25% on the expiry of 24 months from the grant date.

- 209,611 (March 31, 2020: Nil and March 31, 2019: Nil) RSUs have graded vesting over 1 year: 25% on the expiry of 3 months from the grant date, 25% on the expiry of 6 months from the grant date, 25% on the expiry of 9 months from the grant date, 25% on the expiry of 12 months from the grant date.

  - Nil (March 31, 2020: Nil and March 31, 2019: 125,868) RSUs have graded vesting over 4 years: 50% on the expiry of 36 months from the grant date, and 50% on the expiry of 48 months from the grant date. Further, the Group's estimate of the number of shares to be issued is adjusted upward or downward based upon the probability of achievement of the individual performance. Maximum shares the employees are eligible to receive under this scheme are 120% of the total RSUs granted.

- Nil (March 31, 2020: 180,714 and March 31, 2019: Nil) RSUs have 100% vesting on September 30, 2022, 325,444 (March 31, 2020: 2,098 and March 31, 2019: Nil) RSUs have 100% vesting on September 30, 2023  and 779 (March 31, 2020: Nil and March 31, 2019: Nil) RSUs have 100% vesting on September 30, 2024. Further, the Group's estimate of the number of shares to be issued is adjusted upward or downward based upon the probability of achievement of the factors like Group performance (revenue, profit and gross merchandise value) of next three financial years and service condition. Maximum shares the employees are eligible to receive under this scheme are 150% of the total RSUs granted.

- 583 (March 31, 2020: 772 and March 31, 2019: Nil) RSUs were fully vested on the grant date.

- These RSUs can be exercised within a period of 48 months from the date of vesting or within a period of six months from the date of termination of employment, whichever is earlier.

The number and weighted average exercise price of RSUs under the share incentive plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the Year Ended March 31
Particulars	2019	2019	2020	2020	2021	2021
Outstanding at beginning of the year	0.0005	5,433,399	0.0005	5,734,826	0.0005	6,437,422
Granted during the year	0.0005	1,325,531	0.0005	1,334,759	0.0005	1,478,191
Forfeited and expired during the year	0.0005	(307,257)	0.0005	(319,399)	0.0005	(470,810)
Exercised during the year	0.0005	(716,847)	0.0005	(312,764)	0.0005	(1,465,072)
Outstanding at the end of the year	0.0005	5,734,826	0.0005	6,437,422	0.0005	5,979,731
Exercisable at the end of the year	0.0005	1,650,767	0.0005	2,812,252	0.0005	3,328,012

The grant date fair value of RSUs granted during the year is in the range of USD 13.34 to USD 30.92 (March 31, 2020: USD 22.43 to USD 27.60 and March 31, 2019: USD 24.33 to USD 36.15).

The RSUs outstanding at March 31, 2021 have an exercise price per share of USD 0.0005 (March 31, 2020: USD 0.0005 and March 31, 2019: USD 0.0005) and a weighted average contractual life of 4.2 years (March 31, 2020: 4.6 years and March 31, 2019: 4.9 years).

During the year ended March 31, 2021, share based payment expense recognized under personnel expenses (refer note 13) amounted to USD 28,141 (March 31, 2020: USD 36,388 and March 31, 2019:  USD 39,714) and, under legal and professional expenses (refer note 14) amounted to Nil (March 31, 2020: 144 and March 31, 2019 : 288) for the RSUs granted under the share incentive plan.

ii) Employee Stock Options (ESOPs)

In 2010, the Group approved a share incentive plan in Mauritius, named the MakeMyTrip 2010 Share Incentive Plan (“Share Incentive Plan”). During the year ended March 31, 2020,  the Group granted ESOPs, under the plan to eligible employees  Each ESOP represents the right to receive one hundred common equity shares of the Group.

Terms and Conditions of the Share Incentive Plan

The terms and conditions relating to the ESOPs grants under this Share Incentive Plan are given below:

Grant details	Number of instruments	Vesting conditions	Contractual life of ESOPs
ESOPs granted during the year ended March 31, 2020	21,588	Refer notes	4 – 7 years

Notes:

Of the ESOPs granted during the year ended March 31, 2020:

- 21,588 ESOPs have graded vesting over 3 years: one third on the expiry of 12 months from the grant date, one thirds on the expiry of 24 months from the grant date, one third on the expiry of 36 months from the grant date.

- These ESOPs can be exercised within a period of 48 months from the date of vesting or within a period of six months from the date of termination of employment, whichever is earlier.

The number and weighted average exercise price of ESOPs under share incentive plan are as follows:

	Weighted Average Exercise Price per ESOP (USD)	Number of Awards	Weighted Average Exercise Price per ESOP (USD)	Number of Awards
	For the Year Ended March 31
Particulars	2020	2020	2021	2021
Outstanding at beginning of the year	—	—	2,229	21,588
Granted during the year	2,229	21,588	—	—
Forfeited and expired during the year	2,229	—	2,229	(1,968)
Exercised during the year	2,229	—	2,229	(131)
Outstanding at the end of the year	2,229	21,588	2,229	19,489
Exercisable at the end of the year	—	—	2,229	6,409

The ESOPs outstanding at March 31, 2021 have an exercise price per option of USD 2,229 (March 31, 2020: USD 2,229 and March 31, 2019: Nil) and a weighted average contractual life of 4.5 years (March 31, 2020: 5.5 years and March 31, 2019: Nil).

During the year ended March 31, 2021, share based payment expense recognized under personnel expenses (refer note 13) amounted to USD 7,448 (March 31, 2020: USD 5,099 and March 31, 2019: Nil) for the ESOPs granted under the share incentive plan.

Inputs for Measurement of Grant Date Fair Values of ESOPs

For the Year Ended March 31
Fair value of ESOP and assumptions	2020
Share price at grant date (USD)	2,302
Fair value at grant date (USD)	722 - 1,014
Exercise price (USD)	2,229
Expected volatility	43.8% - 49.0%
Expected term	3-5 years
Expected dividends	—
Risk-free interest rate	1.5%

c)	Bona Vita Employees Stock Option Plan 2016

In 2016, one of the Group’s subsidiary approved a share incentive plan in India, named the Bona Vita Employees Stock Option Plan 2016 (“Bona Vita ESOP Plan”). During the year ended March 31, 2019, 2020, 2021 respectively, no employee stock options or ESOPs, were granted to employees. Each ESOP represents the right to receive one common share of the subsidiary.

ESOPs have graded vesting over 4 years from the grant date with first vesting date after one year from the grant date. The contractual life of the ESOPs granted under this plan was 10 years from the vesting date.

The number and weighted average exercise price of employee stock options under the Bona Vita ESOP Plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the Year Ended March 31
Particulars	2019	2019	2020	2020
Outstanding at beginning of the year	0.0154	21,955	0.0154	13,664
Granted during the year	—	—	—	—
Forfeited and expired during the year	0.0154	(8,291)	0.0141	(9,117)
Exercised during the year	—	—	0.0141	(4,547)
Outstanding at the end of the year	0.0154	13,664	—	—
Exercisable at the end of the year	0.0154	13,664	—	—

During the year ended March 31, 2020, plan has been closed and all related liabilities has been settled with the employees.

The ESOPs outstanding at March 31, 2020 have an exercise price per share of  Nil  (March 31, 2019: USD 0.0154) and a weighted average contractual life of Nil (March 31, 2019: 8.7 years).

During the year ended March 31, 2020, share based payment expense recognized under personnel expenses (refer note 13) amounted to Nil (March 31, 2019: USD 31 ) for the ESOPs granted under the Bona Vita ESOP plan.